Investment in finance leases, net - Components of net investment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received, net	$ 1,254,215	$ 1,299,724
Estimated residual values of leased flight equipment	647,199	630,538
Less: Unearned income	(516,549)	(551,165)
Less: Allowance for credit losses (Note 21)	(11,769)	(23,025)
Net investment in finance leases	$ 1,373,096	$ 1,356,072